Related Party Transactions and Arrangements (Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Incurred [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	$ 75,136,000		$ 35,551,000		$ 2,311,000
Forgiven [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	6,908,000		2,741,000		289,000
Payable [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Due to Affiliate	9,383,000		394,000		37,000
Nonrecurring Fees [Member] | Incurred [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	24,088,000	[1]	28,656,000	[1]	1,692,000	[1]
Nonrecurring Fees [Member] | Incurred [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	13,637,000		3,350,000		182,000
Nonrecurring Fees [Member] | Incurred [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	16,230,000		592,000		148,000
Nonrecurring Fees [Member] | Forgiven [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	[1]	0	[1]	0	[1]
Nonrecurring Fees [Member] | Forgiven [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0		0		0
Nonrecurring Fees [Member] | Forgiven [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0		0		0
Nonrecurring Fees [Member] | Payable [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Due to Affiliate	0	[1]	376,000	[1]	37,000	[1]
Nonrecurring Fees [Member] | Payable [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Due to Affiliate	0		0		0
Nonrecurring Fees [Member] | Payable [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Due to Affiliate	0		18,000		0
Recurring Fees [Member] | Incurred [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	13,978,000	[2]	2,035,000	[2]	274,000	[2]
Recurring Fees [Member] | Incurred [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	1,874,000		0		0
Recurring Fees [Member] | Incurred [Member] | Property Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	799,000	[2]	918,000	[2]	15,000	[2]
Recurring Fees [Member] | Forgiven [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	6,109,000	[2]	1,823,000	[2]	274,000	[2]
Recurring Fees [Member] | Forgiven [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0		0		0
Recurring Fees [Member] | Forgiven [Member] | Property Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	799,000	[2]	918,000	[2]	15,000	[2]
Recurring Fees [Member] | Payable [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate	5,654,000	[2]	0	[2]	0	[2]
Recurring Fees [Member] | Payable [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate	274,000		0		0
Recurring Fees [Member] | Payable [Member] | Property Management Fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate	$ 0	[2]	$ 0	[2]	$ 0	[2]

[1]	In conjunction with the ARCT III Merger, the payment of acquisition fees was terminated, however for properties that were in ARCP's or ARCT III's pipeline at the ARCT III Merger date, the fees were paid as the Company's Former Manager had sourced and negotiated the purchase price prior to the ARCT III Merger.
[2]	The amounts incurred and paid were recognized in merger and other transaction related costs during the year ended December 31, 2013 as they relate to the ARCT III Merger. The amounts incurred during the quarter ended December 31, 2013 and payable as of December 31, 2013 were accrued through January 7, 2014, the date prior to transition to self management.